As filed with the Securities and Exchange Commission on October 23, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2014

Item 1. Schedule of Investments.

GoodHaven Fund
SCHEDULE OF INVESTMENTS at August 31, 2014 (Unaudited)

Shares	COMMON STOCKS - 74.4%	Value
	Computer & Internet Software - 8.0%
12,600	Google, Inc. - Class A 1	$7,337,736
12,600	Google, Inc. - Class C 1	7,202,160
646,000	Microsoft Corp.	29,347,780
		43,887,676

	Computers & Peripheral Equipment - 11.0%
1,463,400	Hewlett-Packard Co.	55,609,200
338,442	Systemax Inc. 1,2	4,934,484
		60,543,684

	Consumer Products - 3.7%
236,600	Spectrum Brands Holdings, Inc.	20,489,560

	Diversified Holding Companies - 11.1%
42,200	Berkshire Hathaway, Inc. - Class B 1	5,791,950
1,835,220	Dundee Corp. 1	31,900,725
523,300	Harbinger Group, Inc. 1	6,776,735
661,312	Leucadia National Corp.	16,486,508
		60,955,918

	Financial Services - 1.6%
290,300	Federated Investors, Inc. - Class B	8,909,307

	Loan Servicing - 8.9%
549,500	Ocwen Financial Corp. 1	15,353,030
1,279,956	Walter Investment Management Corp. 1	33,726,841
		49,079,871

	Marine Services & Equipment - 1.7%
433,503	Stolt-Nielsen Ltd. 2	9,442,300

	Metals & Mining - 6.0%
1,252,700	Barrick Gold Corp.	23,037,153
360,000	Goldcorp, Inc.	10,105,200
		33,142,353

	Oil & Gas Exploration & Production - 12.8%
1,304,700	Birchcliff Energy Ltd. 1	15,239,299
181,800	Devon Energy Corp.	13,711,356
2,303,906	EXCO Resources, Inc.	11,127,866
1,141,799	WPX Energy, Inc. 1	30,394,690
		70,473,211

	Property/Casualty Insurance - 5.5%
30,987	Alleghany Corp. 1	13,359,425
26,962	White Mountains Insurance Group	17,100,379
		30,459,804

	Retailing - 4.1%
224,900	Sears Holdings Corp. 1	7,826,520
1,265,000	Staples, Inc.	14,775,200
		22,601,720

	TOTAL COMMON STOCKS (Cost $317,952,576)	409,985,404

	GUERNSEY INVESTMENT FUND - 1.0%
762,123	JZ Capital Partners Limited 2	5,491,091

	TOTAL GUERNSEY INVESTMENT FUND (Cost $4,201,658)	5,491,091

	EXCHANGE TRADED NOTES - 0.7%
136,387	PowerShares DB 3x Inverse Japanese Govt Bond Futures ETN 1,2	2,208,106
101,074	PowerShares DB Inverse Japanese Govt Bond Futures ETN 1,2	1,872,901
		4,081,007

	TOTAL EXCHANGE TRADED NOTES (Cost $4,439,246)	4,081,007

Principal Amount	FOREIGN GOVERNMENT SECURITIES - 4.3%

CAD 10,000,000	Canadian Treasury Bill,
	1.212%, due 12/18/14 3	9,170,974
NOK 90,000,000	Norwegian Treasury Bill,
	1.440%, due 9/17/14 3	14,511,828
		23,682,802

	TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $24,381,820)	23,682,802

	U.S. GOVERNMENT SECURITIES - 9.1%
	U.S. Treasury Bills - 9.1%
$20,000,000	0.032%, due 10/9/14 3	19,999,366
20,000,000	0.028%, due 10/16/14 3	19,999,312
10,000,000	0.040%, due 11/28/14 3	9,999,490
		49,998,168

	TOTAL U.S. GOVERNMENT SECURITIES (Cost $49,997,700)	49,998,168

	Total Investments (Cost $400,973,000) - 89.5%	493,238,472
	Cash and Other Assets in Excess of Liabilities - 10.5%	57,919,481
	TOTAL NET ASSETS - 100.0%	$551,157,953

ETN	Exchange Traded Note
CAD	Canadian Dollar
NOK	Norwegian Krone
1	Non-income producing security.
2	A portion of these securities are considered illiquid. As of August 31, 2014, the total market value of illiquid securities was $14,401,232 or 2.6% of net assets.
3	Coupon represents the yield to maturity from the purchase price.

The cost basis of investments for federal income tax purposes at August 31, 2014 was as follows+:

Cost of investments		$402,314,573
Gross unrealized appreciation		104,656,499
Gross unrealized depreciation		(13,732,600)
Net unrealized appreciation		$90,923,899

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

GoodHaven Fund
Summary of Fair Value Exposure at August 31, 2014 (Unaudited)

The GoodHaven Fund, (the "Fund"), utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2014. See the Schedule of Investments for industry breakouts.

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Assets
Common Stocks	$409,985,404	$-	$-	$409,985,404
Guernsey Investment Fund	5,491,091	-	-	5,491,091
Exchange Traded Notes	4,081,007	-	-	4,081,007
Foreign Government Securities 1	-	23,682,802	-	23,682,802
U.S. Government Securities 1	-	49,998,168	-	49,998,168
Total Investments in Securities	$419,557,502	$73,680,970	$-	$493,238,472

1 There were two U.S. Government Securities and one Foreign Government Security with a total combined market value of $54,510,506 with maturities of less than 60 days that were valued at amortized cost.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards
                   Elaine E. Richards, President

Date            10/22/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title* /s/ Elaine E. Richards
                    Elaine E. Richards, President

Date            10/22/14

By (Signature and Title)*  /s/ Eric C. VanAndel
   Eric C. VanAndel, Treasurer

Date            10/20/14

* Print the name and title of each signing officer under his or her signature.